Annual Fund Operating Expenses (Vanguard S&P Small-Cap 600 Growth Index Fund Institutional)	Vanguard S&P Small-Cap 600 Growth Index Fund Vanguard S&P Small-Cap 600 Growth Index Fund - Institutional Shares 9/1/2013 - 8/31/2014
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.01%
12b-1 Distribution Fee	none
Other Expenses	0.07%
Total Annual Fund Operating Expenses	0.08%